UNITED STATESSECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

        Dreyfus Investment Grade Bond Funds, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number:  811-6718

      Securities Act File Number:  33-48926

4(a). Last day of fiscal year for which this notice is filed:

            July 31, 2003

4(b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:If the Form is being filed late, interest must be paid on the registration fee due.


4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS INFLATION ADJUSTED SECURITIES FUND - INVESTOR SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 2,614,115
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 2,614,115
              5(iv) [subtract Item 5(iv) from Item 5(I)]:         --------------


         (vi) Redemption credits available for use in future      $(     )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 211.48
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$ 211.48
                                                                 ==============
DREYFUS INFLATION ADJUSTED SECURITIES FUND - INSTITUTIONAL SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 2,584,081
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        $
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 2,584,081
              5(iv) [subtract Item 5(iv) from Item 5(I)]:           ------------


         (vi) Redemption credits available for use in future      $(     )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$  209.11
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$ N/A -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 209.11
                                                                  ==============

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND - INSTITUTIONAL SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 341,269,316
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 422,398,938
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 422,398,938
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $( 81,129,622)
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$     -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$    -0-
                                                                   =============

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND - INVESTOR SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 125,955,162
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 108,947,482
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 108,947,482
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 17,007,680
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$  1,375.92
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 1,375.92
                                                                   =============

DREYFUS INTERMEDIATE TERM INCOME FUND - INSTITUTIONAL SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $1,177,366
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 5,077,209
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(I)]:         -------------


         (vi) Redemption credits available for use in future    $ (3,829,843)
              years -- if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$    -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$     -0-
                                                                   =============


DREYFUS INTERMEDIATE TERM INCOME FUND - INVESTOR SHARES

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 368,933,945
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 302,883,485
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 302,883,485
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $  66,050,460
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(     )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 5,343.48
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  5,343.48
                                                                   =============

DREYFUS PREMIER SHORT TERM INCOME FUND - CLASS A

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 22,133,706
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or           $ 3,393,628
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 3,393,628
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 18,740,078
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------


         (vi) Redemption credits available for use in future      $(         )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 1,516.07
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 1,516.07
                                                                  =============


DREYFUS PREMIER SHORT TERM INCOME FUND - CLASS B

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 12,266,534
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 808,446
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 808,446
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 11,458,088
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(         )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   -------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 926.96
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 926.96
                                                                   =============


DREYFUS PREMIER SHORT TERM INCOME FUND - CLASS P

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 27,850,806
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 7,923,279
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      $ 7,923,279
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 19,927,527
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $(         )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 1,612.14
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$ 1,612.14
                                                                   =============


DREYFUS PREMIER SHORT TERM INCOME FUND - CLASS D

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 516,674,919
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 772,025,338
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $ 772,025,338
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(255,350,419)
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$    -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$    -0-
                                                                   =============


DREYFUS PREMIER YIELD ADVANTAGE FUND - CLASS A

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 21,927,560
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 10,034,432
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $   10,034,432
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 11,893,128
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(  -0-   )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$  962.15
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                  +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  962.15
                                                                   =============


DREYFUS PREMIER YIELD ADVANTAGE FUND - CLASS B

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $  9,500,295
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $  4,189,483
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $   4,189,483
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $  5,310,812
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(  -0-   )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item    =$  429.64
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$  429.64
                                                                  =============
DREYFUS PREMIER YIELD ADVANTAGE FUND - CLASS D

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $  361,912,214
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $  384,741,553
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     $    384,741,553
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item     $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future    $( 22,829,339)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item   =$    0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$    -0-
                                                                   =============
DREYFUS PREMIER YIELD ADVANTAGE FUND - CLASS P

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 217,038,947
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 91,052,922
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $   91,052,922
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 125,986,025
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $(  -0-   )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$  10,192.27
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                 +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$  10,192.27
                                                                   =============
DREYFUS PREMIER YIELD ADVANTAGE FUND - CLASS S

5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $   4,355,235
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ 2,816,941
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $     -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       $  2,816,941
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $  1,538,294
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------


         (vi) Redemption credits available for use in future      $(  -0-   )
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                    -------------

       (viii) Registration fee due (multiply Item 5(v) by Item      =$  124.45
              5(vii) (enter "0" if no fee is due):                  ============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                    +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  124.45
                                                                   =============

TOTAL FOR ALL FUNDS:                                           =$   22,903.67
                                                                   =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:



            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                         SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                                    /S/MICHAEL A. ROSENBERG
                                    Michael A. Rosenberg, Secretary


      Date:  10/29/03

* Please print the name and title of the signing officer below the signature.